As filed with the Securities and Exchange Commission on November 25, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-01048

Mairs and Power Balanced Fund, Inc.
(Exact name of registrant as specified in charter)

332 Minnesota Street, Suite W1520, St. Paul, MN		55101
(Address of principal executive offices)		(Zip code)

William B. Frels, President, 332 Minnesota Street, Suite W1520, St. Paul, MN 55101
(Name and address of agent for service)

Registrant’s telephone number, including area code:		651-222-8478

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2009

Par Value	Security Description			Value

	FIXED INCOME SECURITIES 37.6%

	FEDERAL AGENCY OBLIGATIONS 2.0%
$500,000	Federal Home Loan Mortgage Corp.	6.050%	08/22/22	$536,893
500,000	Federal National Mortgage Association	6.000%	07/02/24	500,651
500,000	Federal National Mortgage Association	6.000%	07/08/24	502,587
500,000	Federal National Mortgage Association	5.625%	08/26/24	507,377
500,000	Federal National Mortgage Association	6.000%	03/21/25	503,521
				2,551,029
	CORPORATE BONDS 34.0%
	CONSUMER CYCLICAL 0.4%
500,000	Best Buy Co., Inc.	6.750%	07/15/13	535,655

	FINANCIAL 23.0%
248,000	Ford Motor Credit Co.	7.375%	10/28/09	248,064
250,000	General Motors Acceptance Corp.	7.750%	01/19/10	249,723
250,000	Bear Stearns Co., Inc.	5.850%	07/19/10	260,130
500,000	Textron Financial Corp.	5.125%	02/03/11	500,297
250,000	General Motors Acceptance Corp.	7.250%	03/02/11	240,264
500,000	Nationwide Life Global (a)	5.350%	03/15/11	495,303
250,000	Ford Motor Credit Co.	5.300%	04/20/11	236,955
250,000	Household Finance Corp.	6.375%	10/15/11	265,176
500,000	Nationwide Financial Services	6.250%	11/15/11	517,637
500,000	American Express Travel (a)	5.250%	11/21/11	516,485
200,000	Ford Motor Credit Co.	7.000%	11/26/11	190,616
500,000	Lincoln National Corp.	6.200%	12/15/11	522,782
250,000	General Motors Acceptance Corp.	7.000%	02/01/12	230,344
500,000	SunTrust Bank	5.250%	11/05/12	515,965
500,000	Harley Davidson Funding Corp. (a)	5.250%	12/15/12	499,523
453,000	City National Corp.	5.125%	02/15/13	453,364
250,000	Goldman Sachs Group (a)	8.000%	03/01/13	279,671
500,000	CIT Group Inc.	5.400%	03/07/13	320,588
500,000	Metropolitan Life Global Funds I (a)	5.125%	04/10/13	518,414
500,000	Fifth Third Bancorp	6.250%	05/01/13	515,703
500,000	Protective Life Corp.	4.300%	06/01/13	474,894
250,000	Allstate Corp.	7.500%	06/15/13	279,591
500,000	Harleysville Group	5.750%	07/15/13	497,431
485,000	Jefferson-Pilot Corp.	4.750%	01/30/14	477,230
415,000	Liberty Mutual Group Inc. (a)	5.750%	03/15/14	390,635
500,000	GATX Corp.	8.750%	05/15/14	562,627
500,000	Citigroup Inc.	5.000%	09/15/14	475,792
500,000	General Motors Acceptance Corp.	6.750%	12/01/14	421,256
500,000	American General Finance Corp.	6.000%	12/15/14	291,874
500,000	Caterpillar Financial Services Corp.	6.750%	03/15/15	508,428
500,000	Principal Life Global (a)	5.050%	03/15/15	488,336
500,000	M&I Marshall & Ilsley Bank	4.850%	06/16/15	392,401

Par Value	Security Description			Value

	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	FINANCIAL (continued)
$500,000	Key Bank National Association	5.450%	03/03/16	$442,525
250,000	Security Benefit Life Insurance (a)	8.750%	05/15/16	39,375
500,000	Merrill Lynch & Co., Inc.	6.050%	05/16/16	501,065
500,000	Torchmark Corp.	6.375%	06/15/16	510,140
500,000	Continental Airlines Inc.	9.000%	07/08/16	530,000
500,000	Western Union Co.	5.930%	10/01/16	541,810
500,000	National City Bank	5.250%	12/15/16	477,641
500,000	Citigroup Inc.	5.500%	02/15/17	465,161
250,000	Merrill Lynch & Co., Inc.	5.700%	05/02/17	244,786
250,000	CIT Group Inc.	5.800%	05/15/17	114,494
500,000	Comerica Bank	5.200%	08/22/17	427,089
500,000	Bank Of America Corp.	6.000%	09/01/17	505,867
500,000	American Express Bank	6.000%	09/13/17	517,224
250,000	General Motors Acceptance Corp.	7.250%	09/15/17	160,594
500,000	Bear Stearns Co., Inc.	6.400%	10/02/17	543,935
500,000	Prudential Financial Inc.	6.000%	12/01/17	506,752
500,000	American General Finance Corp.	6.900%	12/15/17	349,691
500,000	Morgan Stanley	5.950%	12/28/17	509,072
500,000	Goldman Sachs Group	5.950%	01/18/18	518,736
500,000	Wachovia Corp.	5.750%	02/01/18	529,178
500,000	United Health Group, Inc.	6.000%	02/15/18	525,423
250,000	Lincoln National Corp.	7.000%	03/15/18	258,608
500,000	Suntrust Bank	7.250%	03/15/18	522,105
500,000	Morgan Stanley	6.625%	04/01/18	528,711
500,000	General Electric Capital Corp.	6.350%	05/12/18	501,785
500,000	Provident Cos.	7.000%	07/15/18	480,678
500,000	MetLife Inc.	6.817%	08/15/18	556,501
500,000	Associated Banc-Corp.	9.250%	10/15/18	504,445
500,000	The Hartford Financial Services Group, Inc.	6.000%	01/15/19	474,168
500,000	BB&T Corp.	6.850%	04/30/19	559,299
250,000	Berkley (WR) Corp.	6.150%	08/15/19	242,266
450,000	Compass Bank	5.500%	04/01/20	383,094
537,000	Manufacturers & Traders Trust Co. (a) (b)	5.585%	12/28/20	443,956
500,000	Prudential Financial Inc.	6.000%	02/15/23	484,273
250,000	Household Finance Corp.	5.250%	06/15/23	221,737
250,000	Liberty Mutual Insurance Co. (a)	8.500%	05/15/25	237,179
250,000	Provident Cos.	7.250%	03/15/28	187,576
500,000	Farmers Exchange Capital (a)	7.050%	07/15/28	447,640
				28,832,078
	INDUSTRIAL 8.3%
250,000	DaimlerChrysler NA Holding Corp.	7.750%	01/18/11	264,975
250,000	Hertz Corp.	7.400%	03/01/11	241,250
250,000	Goodyear Tire & Rubber Co.	7.857%	08/15/11	255,000
200,000	Ford Motor Co.	9.500%	09/15/11	202,000

Par Value	Security Description			Value

	FIXED INCOME SECURITIES (continued)
	CORPORATE BONDS (continued)
	INDUSTRIAL (continued)
$500,000	Weyerhaeuser Co.	6.750%	03/15/12	$520,890
250,000	Bombardier Inc. (a) (c)	6.750%	05/01/12	251,250
500,000	Valspar Corp.	5.625%	05/01/12	520,352
500,000	Albertsons (SUPERVALU Inc.)	6.820%	07/30/12	494,750
500,000	ALCOA, Inc.	5.375%	01/15/13	512,495
500,000	Cargill, Inc. (a)	5.200%	01/22/13	524,297
250,000	General Motors Corp. (d)	7.125%	07/15/13	38,125
250,000	Willamette Industries	7.125%	07/22/13	243,368
500,000	Ingersoll-Rand Co., Ltd. (c)	6.000%	08/15/13	535,816
250,000	Maytag Corp.	5.000%	05/15/15	232,431
500,000	Fisher Scientific International, Inc.	6.125%	07/01/15	519,375
340,000	Johnson Controls	5.500%	01/15/16	352,199
500,000	International Paper Co.	5.250%	04/01/16	500,246
500,000	SUPERVALU Inc.	8.000%	05/01/16	517,500
500,000	Valspar Corp.	6.050%	05/01/17	507,032
525,000	Cargill, Inc. (a)	6.000%	11/27/17	568,491
250,000	ServiceMaster Co.	7.100%	03/01/18	188,125
250,000	ConocoPhillips	6.650%	07/15/18	288,405
350,000	PPG Industries	7.400%	08/15/19	399,777
500,000	Wyeth	6.450%	02/01/24	565,781
865,000	Union Carbide Corp.	7.500%	06/01/25	737,659
500,000	Toro Co.	7.800%	06/15/27	466,013
				10,447,602
	UTILITIES 2.3%
250,000	Xcel Energy Inc.	7.000%	12/01/10	262,841
250,000	TECO Energy Inc.	7.000%	05/01/12	267,077
250,000	Verizon Global Funding Corp.	6.875%	06/15/12	278,767
500,000	CenterPoint Energy, Inc.	5.950%	01/15/14	534,504
500,000	Commonwealth Edison Co.	6.150%	09/15/17	552,506
250,000	Vectren Utility Holdings, Inc.	5.750%	08/01/18	261,247
250,000	South Jersey Gas Co.	7.125%	10/22/18	251,038
250,000	United Utilities PLC (c)	5.375%	02/01/19	249,363
250,000	Verizon Communications, Inc.	6.350%	04/01/19	276,067
				2,933,410
	TOTAL CORPORATE BONDS			42,748,745

	ASSET BACKED SECURITIES 1.5%
500,000	Delta Air Lines, Inc.	7.570%	05/18/12	495,000
500,000	Delta Air Lines, Inc.	7.111%	03/18/13	487,500
250,000	American Airlines Inc.	7.858%	04/01/13	249,687
159,140	General American Transportation	7.500%	02/28/15	168,806
467,436	Southwest Airlines	6.150%	02/01/24	467,436
				1,868,429

Par Value	Security Description			Value

	FIXED INCOME SECURITIES (continued)
	CONVERTIBLE CORPORATE BONDS 0.1%
	UTILITIES 0.1%
176,150	Noram Energy	6.000%	03/15/12	172,627

	TOTAL FIXED INCOME SECURITIES (cost $46,653,421)			$47,340,830

Shares	Security Description			Value

	COMMON STOCKS 59.5%
	BASIC INDUSTRIES 6.2%
65,000	Bemis Co., Inc.			$1,684,150
137,000	H.B. Fuller Co.			2,863,300
117,000	Valspar Corp.			3,218,670
				7,766,120
	CAPITAL GOODS 5.3%
77,000	Graco Inc.			2,145,990
60,000	MTS Systems Corp.			1,752,600
95,000	Pentair, Inc.			2,804,400
				6,702,990
	CONSUMER CYCLICAL 3.3%
36,000	Briggs & Stratton Corp.			698,760
15,000	Genuine Parts Co.			570,900
64,000	Home Depot, Inc.			1,704,960
30,000	Sturm, Ruger & Co., Inc.			388,200
20,000	Toro Co.			795,400
				4,158,220
	CONSUMER STAPLE 5.1%
31,000	General Mills, Inc.			1,995,780
13,000	The Hershey Co.			505,180
59,000	Hormel Foods Corp.			2,095,680
25,000	Kimberly-Clark Corp.			1,474,500
24,000	SUPERVALU Inc.			361,440
				6,432,580
	DIVERSIFIED 4.6%
60,000	3M Co.			4,428,000
85,000	General Electric Co.			1,395,700
				5,823,700
	ENERGY 7.1%
28,000	BP p.l.c. ADR (c) (e)			1,490,440
43,000	ConocoPhillips			1,941,880
26,000	Exxon Mobil Corp.			1,783,860
25,000	Murphy Oil Corp.			1,439,250
39,000	Schlumberger, Ltd. (c)			2,324,400
				8,979,830

Shares	Security Description	Value

	COMMON STOCKS (continued)
	FINANCIAL 10.5%
25,000	American Express Co.	$847,500
49,000	Associated Banc-Corp.	559,580
54,999	Bank of America Corp.	930,583
38,000	JPMorgan Chase & Co.	1,665,160
20,000	Lincoln National Corp.	518,200
57,000	Principal Financial Group	1,561,230
63,000	TCF Financial Corp.	821,520
33,000	Travelers Companies, Inc.	1,624,590
81,000	U.S. Bancorp	1,770,660
103,000	Wells Fargo & Co.	2,902,540
		13,201,563
	HEALTH CARE 7.9%
50,000	Baxter International Inc.	2,850,500
50,000	Bristol-Myers Squibb Co.	1,126,000
53,000	Eli Lilly & Co.	1,750,590
26,000	Johnson & Johnson	1,583,140
90,000	Pfizer Inc.	1,489,500
24,000	Wyeth	1,165,920
		9,965,650
	INDUSTRIAL 0.5%
20,000	Ingersoll-Rand Co., Ltd. (c)	613,400

	TECHNOLOGY 6.7%
70,000	Corning Inc.	1,071,700
89,000	Emerson Electric Co.	3,567,120
63,000	Honeywell International Inc.	2,340,450
12,000	International Business Machines Corp.	1,435,320
		8,414,590
	TRANSPORTATION 1.7%
37,000	United Parcel Service, Inc., Class B	2,089,390

	UTILITIES 0.6%
40,000	Xcel Energy Inc.	769,600

	TOTAL COMMON STOCKS (cost $57,060,485)	$74,917,633

	SHORT-TERM INVESTMENTS 2.2%
2,716,654	First American Prime Obligations Fund, Class Z, 0.19% (cost $2,716,654)	$2,716,654

	TOTAL INVESTMENTS 99.3% (cost $106,430,560)	$124,975,117

	OTHER ASSETS AND LIABILITIES (NET) 0.7%	889,337

	TOTAL NET ASSETS 100.0%	$125,864,454

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Funds’ Board of Directors.  As of September 30, 2009, these securities represented $5,700,555 or 4.5% of total net assets.

(b)	Step Bonds - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of September 30, 2009.
(c)	Foreign security denominated in U.S. dollars.
(d)	Non-income producing - Issuer is in default.
(e)	American Depository Receipt.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)	September 30, 2009

Security Valuations

Security valuations for fund investments are furnished by independent pricing services that have been approved by the Fund’s Board of Directors (the Board). Investments in equity securities that are traded on an original exchange are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider overall market conditions and such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, and ratings. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market.

Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, or where the last quoted sale price is not considered representative of the value of the security if it were to be sold on that day, the security will be valued at fair value as determined in good faith by the Fair Valuation Committee appointed by the Board, pursuant to procedures approved by the Board. Factors that may be considered in determining the fair value of a security are fundamental analytical data relating to the security; the nature and duration of any restrictions on the disposition of the security; and the forces influencing the market in which the security is purchased or sold. As of September 30, 2009, no securities in the Fund were valued using this method.

In preparing this financial statement, the Fund has evaluated events and transactions for potential recognition or disclosure through November 25, 2009, the date the financial statement was available to be issued.

Valuation Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 — Quoted prices in active markets for identical securities.

•                  Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•                  Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009:

NOTES TO SCHEDULE OF INVESTMENTS (unaudited) (continued)	September 30, 2009

Security Classification (a)	Level 1	Level 2	Level 3
Common Stocks	$74,917,633	$—	$—
Short-term Investments	2,716,654	—	—
Fixed Income Securities	—	47,340,830	—
Total	$77,634,287	$47,340,830	$—

(a)  For detail of common stocks and fixed income securities by major industry classification, please refer to the Schedule of Investments.

Security Transactions

Security transactions are recorded on the date on which securities are purchased or sold.

Income Taxes

At December 31, 2008, the cost of investments for federal income tax purposes was $103,155,883.  Net unrealized depreciation aggregated $3,884,014, of which $19,023,052 represented appreciated securities and $15,139,038 represented depreciated securities.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified by the SEC’s rules and forms.

(b)  There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mairs and Power Balanced Fund, Inc.

By (Signature and Title)	/s/ William B. Frels
William B. Frels, President

Date	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William B. Frels
William B. Frels, President
(Principal Executive Officer)

Date	November 25, 2009

By (Signature and Title)*	/s/ Lisa J. Hartzell
Lisa J. Hartzell, Treasurer
(Principal Financial Officer)

Date	November 25, 2009

* Print the name and title of each signing officer under his or her signature.